Supplemental Information (Postretirement Benefit Plans - The Composition of Plan Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Investments	$ 31,973	$ 35,505
Other pension plans
Defined Benefit Plan Disclosure [Line Items]
Real estate	1,358	690
Other investments	1,266	856
Defined Benefit Plan Change In Fair Value Of Plan Assets RollForward [Abstract]
Beginning balance	12,386	11,059
Actual gain (loss) on plan assets	381	1,537
Employer contributions	549	726
Participant contributions	15	9
Benefits paid	576	493
Acquisitions (dispositions)/other-net	5,207	0
Exchange rate adjustments	(594)	(452)
Ending balance	17,368	12,386
Other pension plans | Fixed Income And Cash Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt securities	6,258	4,071
Other pension plans | US Corporate
Defined Benefit Plan Disclosure [Line Items]
Debt securities	242	222
Other pension plans | Other Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt securities	551	365
Other pension plans | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments	703	262
Other pension plans | Non US
Defined Benefit Plan Disclosure [Line Items]
Equity securities	6,323	5,285
Other pension plans | US
Defined Benefit Plan Disclosure [Line Items]
Equity securities	667	635
Principal retiree benefit plans
Defined Benefit Plan Disclosure [Line Items]
Real estate	6	64
Other investments	20	42
Defined Benefit Plan Change In Fair Value Of Plan Assets RollForward [Abstract]
Beginning balance	813	903
Actual gain (loss) on plan assets	22	44
Employer contributions	501	518
Participant contributions	50	52
Benefits paid	691	704
Acquisitions (dispositions)/other-net	0	0
Exchange rate adjustments	0	0
Ending balance	695	813
Principal retiree benefit plans | Fixed Income And Cash Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt securities	84	133
Principal retiree benefit plans | US Corporate
Defined Benefit Plan Disclosure [Line Items]
Debt securities	52	47
Principal retiree benefit plans | Other Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt securities	93	103
Principal retiree benefit plans | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments	75	94
Principal retiree benefit plans | Non US
Defined Benefit Plan Disclosure [Line Items]
Equity securities	162	125
Principal retiree benefit plans | US
Defined Benefit Plan Disclosure [Line Items]
Equity securities	$ 203	$ 205